Variable Interest Entities - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Variable Interest Entity [Line Items]
Percentage of operating profit generated by the VIEs	90.00%
Initial term of exclusive technical service agreement	20 years
VIEs contribution on net revenue	27.30%	68.40%	74.10%
VIEs account on total assets	30.80%	31.90%
VIEs account on total liabilities	41.00%	40.80%